Discontinued Operations - Summary of Assets and Liabilities Classified as Current Assets and Liabilities Held for Sale (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
ASSETS
Trade and other receivables	$ 3,276	$ 3,639
Other financial assets	1,199	1,353
Inventories	3,764	3,673
Property, plant and equipment	67,182	80,497	$ 83,975
Intangible assets	778	3,968	$ 4,119
Total assets	11,939
LIABILITIES
Trade and other payables	5,980	5,556
Interest bearing liabilities	26,805	30,474
Other financial liabilities	1,231	1,500
Total liabilities	1,222
Net assets	60,670	$ 62,726
Assets and liabilities held for sale [member]
ASSETS
Trade and other receivables	529
Other financial assets	2
Inventories	36
Property, plant and equipment	10,672
Intangible assets	667
Other	33
LIABILITIES
Trade and other payables	725
Interest bearing liabilities	5
Other financial liabilities	3
Provisions	489
Net assets	$ 10,717